Fair Value (Details 2) (Fair Value Measurements Non-Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Impaired loans	$ 0	$ 0
Commercial [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Impaired loans	0	0
Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Impaired loans	0	417
Commercial and land development [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Impaired loans	0	0
Commercial and land development [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Impaired loans	0	0
Commercial and land development [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Impaired loans	10	974
One-to-four family [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Impaired loans	0	0
One-to-four family [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Impaired loans	0	0
One-to-four family [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Impaired loans	0	92
Other real estate owned [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Impaired loans	0	0
Other real estate owned [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Impaired loans	0	0
Other real estate owned [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Impaired loans	0	18
Loan servicing rights [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Impaired loans	0	0
Loan servicing rights [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Impaired loans	0	0
Loan servicing rights [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Impaired loans	$ 0	$ 47